Class K Shares [Member] Investment Objectives and Goals - Class K - BlackRock Advantage CoreAlpha Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage CoreAlpha Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
BlackRock Advantage CoreAlpha Bond Fund (formerly, BlackRock CoreAlpha Bond Fund) (the “Fund”), a series of BlackRock Funds VI (the “Trust”), seeks to provide a combination of income and capital growth.